SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected dividend yield	0.00%	0.00%
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	3.57%	3.03%
Expected life of options	5 years	5 years
Expected annualized volatility	87.72%	83.68%
Forfeiture rate	10.40%	11.30%
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	3.60%	3.47%
Expected life of options	5 years 8 months 12 days	6 years
Expected annualized volatility	89.09%	87.51%
Forfeiture rate		11.70%